Capital Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Capital Assets

6.      Capital Assets

	June 30, 2022	December 31, 2021
Computer hardware	$5,070,757	$1,289,702
Furniture and fixtures	42,242	33,484
Leasehold improvements	250,171	21,065
	5,363,170	1,344,251
Accumulated depreciation	(343,605)	(57,402)
Net carrying value	$5,019,565	$1,286,849

Depreciation expense on capital assets for the three and six months ended June 30, 2022 was $174,766 and $286,203, respectively (three and six months ended June 30, 2021 — $2,714 and $2,714)

6.      Capital Assets

	2021	2020
Computer hardware	$1,289,702	$—
Furniture and fixtures	33,484	—
Leasehold improvements	21,065	—
	1,344,251	—
Accumulated depreciation	(57,402)	—
Net carrying value	$1,286,849	$—

Depreciation expense on capital assets recognized for the year ended December 31, 2021 was $57,402 (2020 — $nil).